Sales and marketing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales and marketing
Wages and salaries	$ 35,847	$ 30,938	$ 33,093
Advertising and promotions	76,687	64,890	55,133
Distribution costs	23,445	21,451	22,322
Commissions	3,958	8,218	6,975
Travel expenses	2,827	2,379	2,409
Storage expenses	8,024	6,849	6,388
Depreciation	251	374	524
Other	8,186	9,558	11,797
Total sales and marketing expenses	$ 159,225	$ 144,657	$ 138,641